UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21455

Guggenheim Enhanced Equity Strategy Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: October 31

Date of reporting period: May 1, 2011 – July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.     Schedule of Investments.
Attached hereto.

GGE Guggenheim Enhanced Equity Strategy Fund
Portfolio of Investments
July 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Exchange Traded Funds (a) - 123.3%
163,700	Industrial Select Sector SPDR Fund	$5,670,568
98,700	iShares Dow Jones US Real Estate Index Fund	5,974,311
105,700	iShares Russell 2000 Index Fund	8,419,005
209,500	PowerShares QQQ Trust Series 1	12,144,715
57,400	ProShares Ultra S&P500	2,899,848
192,400	SPDR Dow Jones Industrial Average ETF Trust	23,343,892
344,200	SPDR S&P 500 ETF Trust	44,419,010
33,900	SPDR S&P MidCap 400 ETF Trust	5,800,629
178,700	Utilities Select Sector SPDR Fund	5,925,692
	(Cost $118,121,722)	114,597,670

	Limited Partnership - 0.1%
	Real Estate - 0.1%
400,000	Kodiak Funding, LP (b)	68,800
	(Cost $3,490,000)

	Total Investments - 123.4%
	(Cost $121,611,722)	114,666,470
	Other Assets in excess of Liabilities - 0.4%	385,657
	Total value of Options Written - (1.2%) (Premiums received $1,865,356)	(1,118,474)
	Borrowings - (22.6% of Net Assets or 18.3% of Total Investments)	(21,000,000)
	Net Assets - 100.0%	$92,933,653

LP - Limited Partnership
S&P - Standard & Poor's

(a)
All of these securities represents cover (directly or through conversion rights) for outstanding options written.  All of these securities have been physically segregated as collateral for borrowings outstanding.

(b)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $68,800 which represents 0.1% of Net Assets Applicable to Common Shares.

(c)	Non-income producing security.

Country Breakdown	% of Total Investments
United States	100.0%

See previously submitted notes to financial statements for the period ended April 30, 2011.

Contracts (100 shares per contract)	Options Written (c)	Expiration Month	Exercise Price	Value
1,637	Industrial Select Sector SPDR Fund	August 2011	37.00	$(24,555)
987	iShares Dow Jones US Real Estate Index Fund	August 2011	61.00	(115,479)
1,057	iShares Russell 2000 Index Fund	August 2011	83.00	(83,503)
2,095	Powershares QQQ Trust Series 1	August 2011	59.00	(185,408)
574	ProShares Ultra S&P500	August 2011	54.00	(45,633)
1,924	SPDR Dow Jones Industrial Average ETF Trust	August 2011	125.00	(168,350)
3,442	SPDR S&P 500 ETF Trust	August 2011	134.00	(323,548)
339	SPDR S&P MidCap 400 ETF Trust	August 2011	177.00	(57,630)
1,787	Utilities Select Sector SPDR Fund	August 2011	33.00	(114,368)
	Total Value of Options Written			$(1,118,474)
	(Premiums received $1,865,356)

At July 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 121,633,657	-	(6,967,187)	$ (6,967,187)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The fair value estimate for the Level 3 security in the Fund was determined in good faith by the Pricing Committee pursuant to the Valuation Procedures adopted by Board of Trustees.  There were various factors considered in reaching fair value determination, including, but not limited, to the following: the type of security, the extent of public trading of the security, analysis of the company’s performance and the present value of potential future earnings of the investment.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of July 31, 2011:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Exchange Traded Funds	$114,597	$-	$-	$114,597
Limited Partnerships			69	69
Total	$114,597	$-	$69	$114,666

Liabilities:
Call Options Written	$1,118	$-	$-	$1,118
Total	$1,118	$-	$-	$1,118

Level 3 holdings	Securities
Beginning Balance at 10/31/10	$248
Total Realized Gain/Loss	-
Change in Unrealized Gain/Loss	(179)
Net Purchases and Sales	-
Net Transfers In/Out	-
Ending Balance at 7/31/2011	$69

There were no transfers between Level 1 and Level 2. There were no Level 3 transfers.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Enhanced Equity Strategy Fund

By:	/s/Kevin M. Robinson
                Kevin M. Robinson
                Chief Executive Officer and Chief Legal Officer

Date:	September 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kevin M. Robinson
                Kevin M. Robinson
                Chief Executive Officer and Chief Legal Officer

Date:	September 16, 2011

By:	/s/John Sullivan
   John Sullivan
   Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	September 16, 2011